Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices
From time to time, we grant equity awards, including stock options and RSUs, to our employees, including our NEOs. Our typical practice is to grant employee equity awards upon an individual’s commencement of employment. We typically grant annual employee equity grants in the first quarter of each fiscal year, which grants are typically approved at a regularly scheduled meeting of the Committee occurring in such quarter. In addition, non-employee directors receive grants of initial and annual equity awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our Director Compensation Program. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Committee considers whether there is any MNPI about our Company when determining the timing of stock option grants and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
During fiscal year 2025, we did not grant stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses MNPI.

Award Timing Method	From time to time, we grant equity awards, including stock options and RSUs, to our employees, including our NEOs. Our typical practice is to grant employee equity awards upon an individual’s commencement of employment. We typically grant annual employee equity grants in the first quarter of each fiscal year, which grants are typically approved at a regularly scheduled meeting of the Committee occurring in such quarter. In addition, non-employee directors receive grants of initial and annual equity awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our Director Compensation Program. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee considers whether there is any MNPI about our Company when determining the timing of stock option grants and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false